Note 26 - Variable Interest Entities (Detail) - Estimated Fair Values of Valley View’s Assets Acquired and Liabilities Assumed (USD $)	1 Months Ended															11 Months Ended
	Nov. 29, 2011	Apr. 30, 2012	Dec. 31, 2011	Nov. 30, 2011 Cash VIE [Member]	Nov. 30, 2011 Accounts Receivable VIE [Member]	Nov. 30, 2011 Grant Recivable VIE [Member]	Nov. 30, 2011 Other Current Assets VIE [Member]	Nov. 30, 2011 Property And Equipment Net VIE [Member]	Nov. 30, 2011 Total Assets VIE [Member]	Nov. 30, 2011 Accounts Payable And Other Liabilities VIE [Member]	Nov. 30, 2011 Accrued Expenses VIE [Member]	Nov. 30, 2011 Construction Payable VIE [Member]	Nov. 30, 2011 Short Term Note Payable VIE [Member]	Nov. 30, 2011 Derivative Liability Interest Rate Swap VIE [Member]	Nov. 30, 2011 Long Term Debt VIE [Member]	Nov. 30, 2011 Net Assets Acquired VIE [Member]
Assets Acquired		$ 2,648,026	$ 5,267,539	$ 2,921,800	$ 52,300	$ 6,284,500	$ 555,100	$ 16,410,600	$ 26,224,300
Liabilities Assumed		1,263,026	4,867,539							(2,496,800)	(130,800)	(4,704,800)	(2,588,200)	(1,007,300)	(9,607,400)
Net assets acquired	$ 5,689,000															$ 5,689,000